COMMITMENTS AND CONTINGENCIES, Underwriting Agreement, Attorney's Fees and Demand Letter (Details) - CIK 0001846136 Riverview Acquisition Corp		6 Months Ended
	Aug. 10, 2021 USD ($) $ / shares shares	Jun. 30, 2022 USD ($) item	Aug. 10, 2022 shares	Dec. 31, 2021 USD ($)
Underwriting Agreement [Abstract]
Underwriting discount (in dollars per share) | $ / shares	$ 0.35
Deferred underwriting commissions	$ 8,750,000
Deferred legal fee		$ 1,781,233		$ 337,023
Number of private demand letters received | item		2
Over-Allotment Option [Member]
Underwriting Agreement [Abstract]
Term of option for underwriters to purchase additional Units to cover over-allotments	45 days	45 days
Additional Units that can be purchased to cover over-allotments (in shares) | shares	3,750,000		3,750,000
Number of shares subject to forfeiture (in shares) | shares	3,750,000
Share price (in dollars per share) | $ / shares	$ 10.00
Payment to underwriters	$ 5,000,000